Annual Total Returns - Fidelity Advisor Freedom® 2050 Fund [BarChart] - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-17 - Fidelity Advisor Freedom® 2050 Fund - Class A	Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	(5.62%)
Annual Return 2012	14.67%
Annual Return 2013	21.16%
Annual Return 2014	5.29%
Annual Return 2015	(1.05%)
Annual Return 2016	8.19%
Annual Return 2017	21.35%
Annual Return 2018	(8.49%)
Annual Return 2019	26.28%
Annual Return 2020	17.16%